UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—February 28, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Cash Reserves Federal Money Market Fund Admiral™ Shares - VMRXX

Federal Money Market Fund Investor Shares - VMFXX

Vanguard Cash Reserves Federal Money Market Fund

Admiral™ Shares (VMRXX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Cash Reserves Federal Money Market Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of February 28, 2025)

1 to 7 Days	56.9%
8 to 30 Days	13.7%
31 to 60 Days	15.0%
61 to 90 Days	8.3%
91 to 180 Days	5.7%
Over 180 Days	1.5%
Other Assets and Liabilities—Net	(1.1%)

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$122,578
Number of Portfolio Holdings	298

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR66

Vanguard Federal Money Market Fund

Investor Shares (VMFXX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Federal Money Market Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of February 28, 2025)

1 to 7 Days	59.8%
8 to 30 Days	13.2%
31 to 60 Days	14.8%
61 to 90 Days	7.4%
91 to 180 Days	4.9%
Over 180 Days	1.1%
Other Assets and Liabilities—Net	(1.2%)

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$344,324
Number of Portfolio Holdings	297

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR33

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2025
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

Contents
Cash Reserves Federal Money Market Fund	1
Federal Money Market Fund	13
Treasury Money Market Fund	25

Cash Reserves Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (34.0%)
[2]	Fannie Mae Discount Notes	4.386%	4/16/25	190	189
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.365%	3/1/25	32,916	32,916
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.365%	3/1/25	27,500	27,500
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.365%	3/1/25	17,617	17,617
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	4.370%	3/1/25	12,668	12,668
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	4.370%	3/1/25	11,500	11,500
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.400%	3/1/25	136,800	136,800
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.400%	3/1/25	95,900	95,900
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.400%	3/1/25	78,266	78,266
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.400%	3/1/25	57,641	57,641
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.400%	3/1/25	40,700	40,700
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	4.405%	3/1/25	51,400	51,400
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.135%	4.495%	3/3/25	21,100	21,106
	Federal Home Loan Banks	4.000%	3/13/25	274,965	274,965
	Federal Home Loan Banks	4.000%	3/27/25	275,000	274,920
	Federal Home Loan Banks	4.000%	3/27/25	274,945	274,867
	Federal Home Loan Banks Discount Notes	4.241%–4.495%	3/5/25	395,952	395,763
	Federal Home Loan Banks Discount Notes	4.334%–4.336%	3/7/25	69,163	69,114
	Federal Home Loan Banks Discount Notes	4.194%–4.499%	3/12/25	1,163,126	1,161,586
	Federal Home Loan Banks Discount Notes	4.241%–4.312%	3/14/25	293,070	292,622
	Federal Home Loan Banks Discount Notes	4.241%–4.323%	3/19/25	576,019	574,800
	Federal Home Loan Banks Discount Notes	4.355%	3/20/25	169	169
	Federal Home Loan Banks Discount Notes	4.247%–4.504%	3/21/25	439,688	438,646
	Federal Home Loan Banks Discount Notes	4.257%–4.344%	3/26/25	337,860	336,864
	Federal Home Loan Banks Discount Notes	4.336%–4.488%	3/28/25	139,061	138,615
	Federal Home Loan Banks Discount Notes	4.240%–4.267%	4/2/25	717,417	714,709
	Federal Home Loan Banks Discount Notes	4.444%	4/3/25	135,735	135,197
	Federal Home Loan Banks Discount Notes	4.257%–4.346%	4/4/25	464,938	463,073
	Federal Home Loan Banks Discount Notes	4.267%–4.288%	4/9/25	315,063	313,617
	Federal Home Loan Banks Discount Notes	4.332%–4.449%	4/11/25	462,163	459,918
	Federal Home Loan Banks Discount Notes	4.283%–4.441%	4/16/25	1,106,441	1,100,430
	Federal Home Loan Banks Discount Notes	4.281%–4.424%	4/21/25	410,351	407,882
	Federal Home Loan Banks Discount Notes	4.278%–4.430%	4/23/25	522,777	519,516
	Federal Home Loan Banks Discount Notes	4.278%	4/25/25	487,730	484,585
	Federal Home Loan Banks Discount Notes	4.278%–4.349%	4/30/25	508,499	504,924
	Federal Home Loan Banks Discount Notes	4.323%–4.339%	5/2/25	293,676	291,540
	Federal Home Loan Banks Discount Notes	4.303%–4.348%	5/7/25	344,700	341,986
	Federal Home Loan Banks Discount Notes	4.342%–4.354%	5/9/25	174,510	173,089
	Federal Home Loan Banks Discount Notes	4.303%	5/14/25	81,701	80,991
	Federal Home Loan Banks Discount Notes	4.298%	5/21/25	52,818	52,317
	Federal Home Loan Banks Discount Notes	4.298%	5/23/25	79,092	78,323
	Federal Home Loan Banks Discount Notes	4.334%	5/28/25	44,950	44,487
	Federal Home Loan Banks Discount Notes	4.244%	7/3/25	171,166	168,734
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	461,100	461,100
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	396,000	396,000
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	395,600	395,600
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	369,200	369,200
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	343,800	343,800
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	268,400	268,400
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	268,400	268,400
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	263,700	263,700
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	263,400	263,400
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	262,900	262,900
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	262,790	262,790
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	262,700	262,700
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	226,700	226,700
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	224,900	224,900
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	194,600	194,600
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	171,700	171,700
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	168,600	168,600
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	134,100	134,100
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	131,800	131,800
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	114,200	114,200
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	114,100	114,100
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	112,600	112,600
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	79,100	79,100
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	79,000	79,000
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	65,900	65,900
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	65,800	65,800
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	65,800	65,800
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	65,700	65,700

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	65,700	65,700
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	57,300	57,300
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	34,300	34,300
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/4/25	594,000	594,000
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/4/25	131,500	131,500
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	673,900	673,900
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	393,765	393,765
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	328,100	328,100
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	262,500	262,500
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	182,000	182,000
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	157,500	157,500
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	131,800	131,800
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	131,345	131,345
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	131,200	131,200
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	131,200	131,200
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	122,000	122,000
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	105,000	105,000
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	65,800	65,800
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	525,200	525,200
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	413,500	413,500
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	262,500	262,500
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	188,000	188,000
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	188,000	188,000
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	122,000	122,000
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	65,600	65,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/2/25	22,200	22,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	536,700	536,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	495,200	495,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	461,100	461,100
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	394,800	394,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	343,760	343,760
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	263,900	263,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	263,700	263,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	262,900	262,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	250,200	250,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	230,400	230,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	230,300	230,300
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	228,500	228,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	228,500	228,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	223,600	223,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	197,900	197,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	197,800	197,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	189,100	189,100
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	171,300	171,300
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	170,400	170,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	137,000	137,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	131,800	131,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	131,700	131,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	92,400	92,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	92,400	92,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	80,000	80,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	79,200	79,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	79,000	79,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	78,500	78,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	66,800	66,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	66,000	66,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	65,900	65,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	65,800	65,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	65,800	65,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	65,700	65,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	57,200	57,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	56,300	56,300
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	34,300	34,300
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	33,900	33,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	463,000	463,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	337,500	337,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	263,800	263,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	263,400	263,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	230,675	230,675
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	229,100	229,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	197,600	197,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	172,700	172,700
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	172,500	172,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	172,300	172,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	172,100	172,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	172,100	172,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	171,700	171,700
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	149,500	149,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	136,100	136,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	133,600	133,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	131,700	131,700
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	115,200	115,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	115,000	115,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	114,800	114,800

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	108,400	108,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	91,800	91,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	80,100	80,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	57,500	57,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	57,140	57,140
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	56,110	56,110
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	55,500	55,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	53,700	53,700
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	29,000	29,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/2/25	390,390	390,390
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/2/25	172,200	172,200
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	337,500	337,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	247,400	247,400
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	235,100	235,100
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	229,665	229,665
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	223,600	223,600
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	216,460	216,460
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	206,800	206,800
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	197,500	197,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	176,500	176,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	172,200	172,200
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	172,100	172,100
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	150,900	150,900
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	141,300	141,300
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	131,900	131,900
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	131,900	131,900
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	117,600	117,600
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	112,400	112,400
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	80,100	80,100
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	67,100	67,100
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	65,800	65,800
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	65,800	65,800
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	57,300	57,300
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/4/25	115,000	115,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	779,395	779,395
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	411,900	411,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	279,200	279,200
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	278,200	278,200
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	139,400	139,400
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	106,030	106,030
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	69,500	69,500
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	57,300	57,300
[3]	Federal Home Loan Banks, SOFR + 0.020%	4.380%	3/2/25	80,015	80,015
[3]	Federal Home Loan Banks, SOFR + 0.020%	4.380%	3/3/25	278,895	278,895
[3]	Federal Home Loan Banks, SOFR + 0.020%	4.380%	3/3/25	278,200	278,200
[3]	Federal Home Loan Banks, SOFR + 0.020%	4.380%	3/3/25	69,500	69,500
[3]	Federal Home Loan Banks, SOFR + 0.020%	4.380%	3/3/25	37,655	37,655
[3]	Federal Home Loan Banks, SOFR + 0.025%	4.385%	3/3/25	60,165	60,165
[3]	Federal Home Loan Banks, SOFR + 0.025%	4.385%	3/3/25	58,800	58,800
[3]	Federal Home Loan Banks, SOFR + 0.025%	4.385%	3/3/25	55,100	55,100
[3]	Federal Home Loan Banks, SOFR + 0.025%	4.385%	3/3/25	39,755	39,755
[3]	Federal Home Loan Banks, SOFR + 0.070%	4.430%	3/3/25	56,000	56,003
[3]	Federal Home Loan Banks, SOFR + 0.190%	4.550%	3/3/25	135,800	135,800
[3]	Federal Home Loan Banks, SOFR + 0.190%	4.550%	3/3/25	93,900	93,900
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	4.500%	3/1/25	39,415	39,415
[2]	Freddie Mac Discount Notes	4.343%	3/10/25	446	445
[2]	Freddie Mac Discount Notes	4.332%	3/12/25	20,450	20,423
[2]	Freddie Mac Discount Notes	3.977%–4.333%	3/21/25	131,098	130,789
[2]	Freddie Mac Discount Notes	4.245%	4/16/25	50,351	50,079
[2]	Freddie Mac Discount Notes	4.230%	4/17/25	14,016	13,939
Total U.S. Government Agency Debt (Cost $41,628,655)					41,628,655
U.S. Treasury Debt (37.4%)
	United States Treasury Bill	3.668%–3.973%	3/4/25	4,495,705	4,494,116
	United States Treasury Bill	4.770%	3/6/25	1,196,000	1,195,228
	United States Treasury Bill	4.143%–4.267%	3/13/25	2,399,000	2,395,577
	United States Treasury Bill	4.134%	3/20/25	1,213,000	1,210,279
	United States Treasury Bill	4.143%–4.366%	3/27/25	5,201,100	5,185,138
	United States Treasury Bill	3.973%	4/1/25	2,105,000	2,097,314
	United States Treasury Bill	3.973%	4/8/25	607,000	604,283
	United States Treasury Bill	4.114%	4/10/25	1,208,500	1,202,820
	United States Treasury Bill	3.973%	4/15/25	1,214,000	1,207,566
	United States Treasury Bill	4.377%–4.379%	4/17/25	1,189,000	1,182,371
	United States Treasury Bill	4.131%	4/22/25	1,194,000	1,186,722
	United States Treasury Bill	4.227%	4/24/25	1,200,000	1,192,413
	United States Treasury Bill	3.968%–4.174%	4/29/25	4,818,000	4,785,229
	United States Treasury Bill	4.139%	5/6/25	637,133	632,233
	United States Treasury Bill	4.101%	5/13/25	2,400,000	2,379,609
	United States Treasury Bill	4.192%	5/15/25	2,430,000	2,408,611
	United States Treasury Bill	4.116%	5/27/25	1,199,000	1,186,816
	United States Treasury Bill	4.116%	6/10/25	607,000	599,839
	United States Treasury Bill	4.141%	6/17/25	1,214,000	1,198,594
	United States Treasury Bill	4.126%	6/24/25	737,019	727,095

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	4.213%	7/3/25	1,015,679	1,001,213
	United States Treasury Bill	4.267%	7/24/25	1,200,000	1,179,869
	United States Treasury Bill	4.324%	8/21/25	2,127,000	2,083,866
	United States Treasury Bill	4.259%	8/28/25	1,925,974	1,885,722
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	4.365%	3/4/25	123,164	123,120
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	4.390%	3/4/25	153,000	152,965
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	4.409%	3/4/25	55,403	55,399
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	4.410%	3/4/25	357,867	357,780
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	4.422%	3/4/25	1,055,818	1,055,482
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	4.485%	3/4/25	542,476	542,592
	United States Treasury Note/Bond	0.375%	4/30/25	68,751	68,301
	United States Treasury Note/Bond	2.875%	4/30/25	50,403	50,277
	United States Treasury Note/Bond	3.875%	4/30/25	223,892	223,691
Total U.S. Treasury Debt (Cost $45,852,130)					45,852,130
U.S. Treasury Repurchase Agreements (29.7%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 2/28/25, Repurchase Value $715,260,000, collateralized by U.S. Treasury Bill 0.000%, 2/19/26, U.S. Treasury Inflation Indexed Note 0.125%–0.625%, 7/15/26–7/15/32, and U.S. Treasury Note/Bond 0.250%–4.875%, 9/30/25–11/15/53, with a value of $729,300,000)	4.360%	3/3/25	715,000	715,000
	Banco Santander SA (Dated 2/28/25, Repurchase Value $559,203,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–1.500%, 1/15/27–2/15/53, and U.S. Treasury Note/Bond 0.375%–4.500%, 6/15/25–8/15/47, with a value of $570,180,000)	4.360%	3/3/25	559,000	559,000
	Bank of Montreal (Dated 2/28/25, Repurchase Value $167,061,000, collateralized by U.S. Treasury Note/Bond 1.125%–5.500%, 8/15/28–11/15/53, with a value of $170,340,000)	4.350%	3/3/25	167,000	167,000
	Bank of Montreal (Dated 2/28/25, Repurchase Value $65,023,000, collateralized by U.S. Treasury Bill 0.000%, 6/3/25–2/19/26, with a value of $66,300,000)	4.300%	3/3/25	65,000	65,000
	Bank of Montreal (Dated 2/5/25, Repurchase Value $56,188,000, collateralized by U.S. Treasury Bill 0.000%, 3/25/25–8/21/25, with a value of $57,120,000)	4.305%	3/5/25	56,000	56,000
	Bank of Nova Scotia (Dated 2/28/25, Repurchase Value $559,203,000, collateralized by U.S. Treasury Bill 0.000%, 3/13/25–7/3/25, U.S. Treasury Inflation Indexed Note 0.125%–2.375%, 1/15/27–1/15/33, and U.S. Treasury Note/Bond 0.500%–6.125%, 4/15/25–11/15/53, with a value of $570,180,000)	4.360%	3/3/25	559,000	559,000
	Barclays Bank plc (Dated 2/28/25, Repurchase Value $445,162,000, collateralized by U.S. Treasury Bill 0.000%, 1/22/26, and U.S. Treasury Note/Bond 2.000%–4.625%, 6/30/26–2/15/55, with a value of $453,900,000)	4.360%	3/3/25	445,000	445,000
	Barclays Bank plc (Dated 1/30/25, Repurchase Value $445,593,000, collateralized by U.S. Treasury Note/Bond 0.375%–4.750%, 11/30/25–11/15/53, with a value of $451,860,000)	4.300%	3/20/25	443,000	443,000
	BNP Paribas Securities Corp. (Dated 1/17/25, Repurchase Value $225,575,000, collateralized by U.S. Treasury Floating Rate Note 4.460%, 10/31/26, U.S. Treasury Inflation Indexed Note 0.250%–2.125%, 1/15/27–2/15/54, and U.S. Treasury Note/Bond 1.125%–4.375%, 7/31/26–8/15/54, with a value of $228,480,000)	4.290%	3/17/25	224,000	224,000
	BNP Paribas Securities Corp. (Dated 1/30/25, Repurchase Value $1,001,843,000, collateralized by U.S. Treasury Bill 0.000% 6/5/25, U.S. Treasury Inflation Indexed Note 0.125%–3.625%, 10/15/25–2/15/44, and U.S. Treasury Note/Bond 0.375%–4.625%, 3/31/25–2/15/38, with a value of $1,015,920,000)	4.310%	3/20/25	996,000	996,000
	BNP Paribas Securities Corp. (Dated 1/21/25, Repurchase Value $406,840,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–1.750%, 1/15/27–2/15/51, and U.S. Treasury Note/Bond 0.375%–3.625%, 3/31/26–2/15/48, with a value of $412,080,000)	4.290%	3/21/25	404,000	404,000
	BNP Paribas Securities Corp. (Dated 1/23/25, Repurchase Value $405,888,000, collateralized by U.S. Treasury Floating Rate Note 4.460%, 10/31/26, U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 10/15/26–2/15/52, and U.S. Treasury Note/Bond 0.375%–4.250%, 7/31/27–8/15/54, with a value of $411,060,000)	4.300%	3/24/25	403,000	403,000
	BNP Paribas Securities Corp. (Dated 2/10/25, Repurchase Value $113,800,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–3.625%, 4/15/27–7/15/30, and U.S. Treasury Note/Bond 3.125%–4.625%, 10/15/26–8/15/44, with a value of $115,260,000)	4.320%	4/10/25	113,000	113,000
	BNP Paribas Securities Corp. (Dated 2/19/25, Repurchase Value $89,651,000, collateralized by U.S. Treasury Floating Rate Note 4.500%, 1/31/26, U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 10/15/26–2/15/54, and U.S. Treasury Note/Bond 1.875%–3.625%, 11/15/51–2/15/53, with a value of $90,780,000)	4.320%	4/21/25	89,000	89,000
	Canadian Imperial Bank of Commerce (Dated 2/5/25, Repurchase Value $341,140,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–3.625%, 4/15/25–1/15/31, and U.S. Treasury Note/Bond 0.750%–5.000%, 10/31/25–5/15/54, with a value of $346,800,000)	4.310%	3/5/25	340,000	340,000
	Canadian Imperial Bank of Commerce (Dated 2/6/25, Repurchase Value $33,138,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–2.375%, 1/15/27–1/15/31, with a value of $33,660,000)	4.310%	3/13/25	33,000	33,000
	Canadian Imperial Bank of Commerce (Dated 1/30/25, Repurchase Value $958,591,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 4/15/26–2/15/53, and U.S. Treasury Note/Bond 0.250%–5.000%, 10/31/25–5/15/54, with a value of $972,060,000)	4.310%	3/20/25	953,000	953,000
	Canadian Imperial Bank of Commerce (Dated 2/28/25, Repurchase Value $119,301,000, collateralized by U.S. Treasury Bill 0.000%, 5/8/25, U.S. Treasury Inflation Indexed Note 0.125%–2.375%, 1/15/27–1/15/35, and U.S. Treasury Note/Bond 0.500%–6.250%, 8/15/25–5/15/54, with a value of $121,380,000)	4.330%	3/21/25	119,000	119,000
	Citigroup Global Markets Ltd. (Dated 2/26/25, Repurchase Value $2,234,880,000, collateralized by U.S. Treasury Inflation Indexed Note 0.500%–1.625%, 10/15/27–1/15/28, and U.S. Treasury Note/Bond 0.375%–6.125%, 9/30/27–1/15/28, with a value of $2,277,660,000)	4.330%	3/5/25	2,233,000	2,233,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Credit Agricole Corporate & Investment Bank SA (Dated 2/28/25, Repurchase Value $645,234,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.625%, 3/31/25–11/15/32, with a value of $657,900,000)	4.360%	3/3/25	645,000	645,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/28/25, Repurchase Value $247,090,000, collateralized by U.S. Treasury Note/Bond 2.250%–4.375%, 11/15/27–11/30/28, with a value of $251,940,000)	4.360%	3/3/25	247,000	247,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/25/25, Repurchase Value $224,188,000, collateralized by U.S. Treasury Note/Bond 4.250%–4.375%, 7/31/26–1/15/28, with a value of $228,480,000)	4.320%	3/4/25	224,000	224,000
Deutsche Bank AG (Dated 2/27/25, Repurchase Value $708,597,000, collateralized by U.S. Treasury Note/Bond 3.375%–4.625%, 9/15/27–5/31/31, with a value of $722,769,000)	4.340%	3/6/25	708,000	708,000
Deutsche Bank AG (Dated 2/28/25, Repurchase Value $333,281,000, collateralized by U.S. Treasury Note/Bond 1.375%–6.250%, 8/15/29–11/15/53, with a value of $339,947,000)	4.340%	3/7/25	333,000	333,000
Deutsche Bank AG (Dated 2/28/25, Repurchase Value $64,054,000, collateralized by U.S. Treasury Note/Bond 2.500%, 2/15/45, with a value of $65,335,000)	4.350%	3/7/25	64,000	64,000
Federal Reserve Bank of New York (Dated 2/28/25, Repurchase Value $6,962,465,000, collateralized by U.S. Treasury Note/Bond 1.125%–4.500%, 11/15/29–8/15/39, with a value of $6,962,465,000)	4.250%	3/3/25	6,960,000	6,960,000
Fixed Income Clearing Corp. - Northern Trust (Dated 2/28/25, Repurchase Value $1,118,405,000, collateralized by U.S. Treasury Note/Bond 1.250%–3.625%, 3/31/28–4/30/28, with a value of $1,140,360,000)	4.350%	3/3/25	1,118,000	1,118,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 2/28/25, Repurchase Value $4,474,625,000, collateralized by U.S. Treasury Note/Bond 1.500%–4.875%, 10/31/28–3/31/29, with a value of $4,584,825,000)	4.360%	3/3/25	4,473,000	4,473,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 2/28/25, Repurchase Value $3,355,219,000, collateralized by U.S. Treasury Bill 0.000%, 6/24/25, U.S. Treasury Inflation Indexed Note 2.500%, 1/15/29, and U.S. Treasury Note/Bond 0.875%–4.625%, 6/30/26–8/15/43, with a value of $3,421,080,000)	4.360%	3/3/25	3,354,000	3,354,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 2/28/25, Repurchase Value $1,118,401,000, collateralized by U.S. Treasury Note/Bond 1.125%–4.125%, 10/31/26–10/31/29, with a value of $1,140,360,000)	4.300%	3/3/25	1,118,000	1,118,000
Goldman Sachs & Co. (Dated 2/26/25, Repurchase Value $669,563,000, collateralized by U.S. Treasury Floating Rate Note 4.460%, 10/31/26, U.S. Treasury Inflation Indexed Note 0.125%, 7/15/26, and U.S. Treasury Note/Bond 1.125%–4.625%, 2/15/31–5/15/44, with a value of $682,380,000)	4.330%	3/5/25	669,000	669,000
Goldman Sachs & Co. (Dated 2/28/25, Repurchase Value $446,377,000, collateralized by U.S. Treasury Bill 0.000%, 4/1/25, and U.S. Treasury Note/Bond 1.625%–3.750%, 4/15/26–11/15/50, with a value of $454,920,000)	4.350%	3/7/25	446,000	446,000
HSBC Securities USA Inc. (Dated 2/28/25, Repurchase Value $256,093,000, collateralized by U.S. Treasury Inflation Indexed Note 1.000%–3.875%, 4/15/29–2/15/55, and U.S. Treasury Note/Bond 0.375%–4.500%, 12/31/25–8/15/52, with a value of $261,120,000)	4.360%	3/3/25	256,000	256,000
JP Morgan Securities, LLC (Dated 2/28/25, Repurchase Value $502,182,000, collateralized by U.S. Treasury Note/Bond 4.250%, 6/30/29, with a value of $512,040,000)	4.360%	3/3/25	502,000	502,000
JP Morgan Securities, LLC (Dated 2/28/25, Repurchase Value $446,161,000, collateralized by U.S. Treasury Note/Bond 3.500%–4.000%, 7/31/30–2/15/33, with a value of $454,920,000)	4.320%	3/3/25	446,000	446,000
MUFG Securities Americas Inc. (Dated 2/28/25, Repurchase Value $21,008,000, collateralized by U.S. Treasury Bill 0.000%, 5/22/25, and U.S. Treasury Note/Bond 1.000%–3.500%, 7/31/28–1/31/30, with a value of $21,420,000)	4.360%	3/3/25	21,000	21,000
Nomura Securities International Inc. (Dated 2/28/25, Repurchase Value $111,040,000, collateralized by U.S. Treasury Bill 0.000%, 4/3/25–7/24/25, U.S. Treasury Inflation Indexed Note 0.625%, 7/15/32, and U.S. Treasury Note/Bond 0.500%–5.000%, 3/31/25–2/15/38, with a value of $113,310,000)	4.360%	3/3/25	111,000	111,000
RBC Dominion Securities Inc. (Dated 2/28/25, Repurchase Value $48,017,000, collateralized by U.S. Treasury Inflation Indexed Note 0.375%–1.250%, 7/15/27–4/15/28, and U.S. Treasury Note/Bond 1.375%–4.125%, 4/30/29–11/15/31, with a value of $48,960,000)	4.360%	3/3/25	48,000	48,000
RBC Dominion Securities Inc. (Dated 1/30/25, Repurchase Value $222,293,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–1.375%, 1/15/28–2/15/45, and U.S. Treasury Note/Bond 0.375%–4.875%, 12/31/25–11/15/53, with a value of $225,420,000)	4.300%	3/20/25	221,000	221,000
Royal Bank of Canada (Dated 1/30/25, Repurchase Value $277,615,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.500%, 6/30/26–11/15/33, with a value of $281,520,000)	4.300%	3/20/25	276,000	276,000
Royal Bank of Canada (Dated 2/6/25, Repurchase Value $1,033,165,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.625%, 11/30/25–5/15/32, with a value of $1,043,460,000)	4.310%	4/30/25	1,023,000	1,023,000
Royal Bank of Canada (Dated 2/5/25, Repurchase Value $458,566,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.500%, 7/31/26–11/15/33, with a value of $463,080,000)	4.310%	4/30/25	454,000	454,000
Royal Bank of Canada (Dated 2/3/25, Repurchase Value $225,504,000, collateralized by U.S. Treasury Note/Bond 0.375%–4.625%, 11/30/25–11/15/33, with a value of $227,460,000)	4.300%	5/8/25	223,000	223,000
SMBC Nikko Securities America (Dated 2/28/25, Repurchase Value $335,122,000, collateralized by U.S. Treasury Bill 0.000%, 7/10/25, and U.S. Treasury Note/Bond 0.750%–6.375%, 6/30/26–8/15/54, with a value of $341,700,000)	4.355%	3/3/25	335,000	335,000
Societe Generale SA (Dated 2/25/25, Repurchase Value $224,188,000, collateralized by U.S. Treasury Note/Bond 4.125%, 2/28/27, with a value of $228,480,000)	4.320%	3/4/25	224,000	224,000
Societe Generale SA (Dated 2/27/25, Repurchase Value $663,559,000, collateralized by U.S. Treasury Note/Bond 4.375%–4.625%, 12/31/29–9/30/30, with a value of $676,260,000)	4.340%	3/6/25	663,000	663,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Societe Generale SA (Dated 2/28/25, Repurchase Value $223,188,000, collateralized by U.S. Treasury Note/Bond 1.250%–6.875%, 8/15/25–11/15/54, with a value of $227,460,000)	4.340%	3/7/25	223,000	223,000
Standard Chartered Bank (Dated 2/28/25, Repurchase Value $670,243,000, collateralized by U.S. Treasury Bill 0.000%, 7/24/25, U.S. Treasury Inflation Indexed Note 0.125%–3.625%, 4/15/26–2/15/46, and U.S. Treasury Note/Bond 0.250%–5.250%, 5/15/25–8/15/54, with a value of $683,648,000)	4.360%	3/3/25	670,000	670,000
Sumitomo Mitsui Banking Corp. (Dated 2/28/25, Repurchase Value $1,341,487,000, collateralized by U.S. Treasury Note/Bond 1.500%–4.875%, 11/30/25–2/15/29, with a value of $1,367,820,000)	4.360%	3/3/25	1,341,000	1,341,000
TD Securities (USA) LLC (Dated 2/28/25, Repurchase Value $111,040,000, collateralized by U.S. Treasury Note/Bond 4.250%–4.500%, 3/31/26–5/15/34, with a value of $113,220,000)	4.370%	3/3/25	111,000	111,000
Total U.S. Treasury Repurchase Agreements (Cost $36,423,000)				36,423,000
Total Investments (101.1%) (Cost $123,903,785)				123,903,785
Other Assets and Liabilities—Net (-1.1%)				(1,326,100)
Net Assets (100%)				122,577,685
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $87,480,785)	87,480,785
Repurchase Agreements (Cost $36,423,000)	36,423,000
Total Investments in Securities	123,903,785
Investment in Vanguard	3,179
Cash	1
Receivables for Accrued Income	176,623
Receivables for Capital Shares Issued	499,043
Total Assets	124,582,631
Liabilities
Payables for Investment Securities Purchased	1,814,964
Payables for Capital Shares Redeemed	158,243
Payables for Distributions	27,408
Payables to Vanguard	4,331
Total Liabilities	2,004,946
Net Assets	122,577,685
At February 28, 2025, net assets consisted of:

Paid-in Capital	122,575,681
Total Distributable Earnings (Loss)	2,004
Net Assets	122,577,685

Net Assets
Applicable to 122,562,398,190 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	122,577,685
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest	2,794,898
Total Income	2,794,898
Expenses
The Vanguard Group—Note B
Investment Advisory Services	506
Management and Administrative	53,220
Marketing and Distribution	3,663
Custodian Fees	261
Shareholders’ Reports and Proxy Fees	1,806
Trustees’ Fees and Expenses	32
Other Expenses	8
Total Expenses	59,496
Net Investment Income	2,735,402
Realized Net Gain (Loss) on Investment Securities Sold	3,351
Net Increase (Decrease) in Net Assets Resulting from Operations	2,738,753

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,735,402	6,131,096
Realized Net Gain (Loss)	3,351	174
Net Increase (Decrease) in Net Assets Resulting from Operations	2,738,753	6,131,270
Distributions
Total Distributions	(2,736,861)	(6,131,830)
Capital Share Transactions (at $1.00 per share)
Issued	28,678,574	56,121,133
Issued in Lieu of Cash Distributions	2,520,051	5,658,994
Redeemed	(28,787,015)	(50,614,789)
Net Increase (Decrease) from Capital Share Transactions	2,411,610	11,165,338
Total Increase (Decrease)	2,413,502	11,164,778
Net Assets
Beginning of Period	120,164,183	108,999,405
End of Period	122,577,685	120,164,183

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0228	.0530	.0435	.0047	.0002	.012
Net Realized and Unrealized Gain (Loss) on Investments	—	.0001	(.0006)	.0002	—	—
Total from Investment Operations	.0228	.0531	.0429	.0049	.0002	.012
Distributions
Dividends from Net Investment Income	(.0228)	(.0531)	(.0429)	(.0048)	(.0002)	(.012)
Distributions from Realized Capital Gains	—	(.0000)[2]	(.0000)[2]	(.0001)	—	—
Total Distributions	(.0228)	(.0531)	(.0429)	(.0049)	(.0002)	(.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.30%	5.44%	4.38%	0.49%	0.02%	1.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$122,578	$120,164	$108,999	$88,550	$94,883	$25,704
Ratio of Total Expenses to Average Net Assets[4]	0.10%	0.10%[5]	0.10%[5]	0.08%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.60%	5.30%	4.35%	0.47%	0.02%	1.20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for the years ended August 31, 2022 and 2021. For the six months ended February 28, 2025, and the years ended August 31, 2024, 2023, and 2020, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $3,179,000, representing less than 0.01% of the fund’s net assets and 1.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Cash Reserves Federal Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	123,903,785
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
F.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
G.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (31.3%)
[2]	Fannie Mae Discount Notes	4.343%–4.389%	4/16/25	1,924	1,914
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.365%	3/1/25	87,999	87,999
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.365%	3/1/25	74,500	74,500
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.365%	3/1/25	47,101	47,101
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	4.370%	3/1/25	34,466	34,466
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	4.370%	3/1/25	31,000	31,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.400%	3/1/25	351,800	351,800
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.400%	3/1/25	243,100	243,100
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.400%	3/1/25	195,920	195,920
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.400%	3/1/25	147,802	147,802
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.400%	3/1/25	103,900	103,900
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	4.405%	3/1/25	133,100	133,100
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.135%	4.495%	3/3/25	56,589	56,605
	Federal Farm Credit Discount Notes	4.393%	4/16/25	72	72
	Federal Home Loan Banks	4.000%	3/13/25	722,180	722,180
	Federal Home Loan Banks	4.000%	3/27/25	722,200	721,995
	Federal Home Loan Banks	4.000%	3/27/25	722,200	721,991
	Federal Home Loan Banks Discount Notes	4.241%–4.495%	3/5/25	1,093,800	1,093,279
	Federal Home Loan Banks Discount Notes	4.330%–4.369%	3/7/25	194,520	194,382
	Federal Home Loan Banks Discount Notes	4.194%–4.499%	3/12/25	733,262	732,296
	Federal Home Loan Banks Discount Notes	4.241%–4.375%	3/14/25	1,572,663	1,570,251
	Federal Home Loan Banks Discount Notes	4.241%–4.317%	3/19/25	1,326,837	1,324,030
	Federal Home Loan Banks Discount Notes	4.355%	3/20/25	805	803
	Federal Home Loan Banks Discount Notes	4.247%–4.504%	3/21/25	2,471,749	2,465,899
	Federal Home Loan Banks Discount Notes	4.257%–4.344%	3/26/25	939,455	936,684
	Federal Home Loan Banks Discount Notes	4.336%–4.488%	3/28/25	364,849	363,678
	Federal Home Loan Banks Discount Notes	4.240%–4.267%	4/2/25	1,071,509	1,067,465
	Federal Home Loan Banks Discount Notes	4.444%	4/3/25	362,838	361,401
	Federal Home Loan Banks Discount Notes	4.257%–4.346%	4/4/25	1,299,776	1,294,561
	Federal Home Loan Banks Discount Notes	4.267%–4.288%	4/9/25	878,976	874,943
	Federal Home Loan Banks Discount Notes	4.332%–4.449%	4/11/25	1,272,109	1,265,930
	Federal Home Loan Banks Discount Notes	4.385%–4.441%	4/16/25	932,546	927,410
	Federal Home Loan Banks Discount Notes	4.281%–4.424%	4/21/25	1,124,649	1,117,884
	Federal Home Loan Banks Discount Notes	4.278%–4.430%	4/23/25	1,443,949	1,434,944
	Federal Home Loan Banks Discount Notes	4.278%	4/25/25	1,362,270	1,353,487
	Federal Home Loan Banks Discount Notes	4.278%–4.349%	4/30/25	264,118	262,255
	Federal Home Loan Banks Discount Notes	4.323%–4.339%	5/2/25	818,063	812,112
	Federal Home Loan Banks Discount Notes	4.303%–4.348%	5/7/25	962,011	954,436
	Federal Home Loan Banks Discount Notes	4.342%–4.354%	5/9/25	487,666	483,695
	Federal Home Loan Banks Discount Notes	4.303%	5/14/25	73,455	72,814
	Federal Home Loan Banks Discount Notes	4.298%	5/21/25	147,182	145,786
	Federal Home Loan Banks Discount Notes	4.298%	5/23/25	220,908	218,761
	Federal Home Loan Banks Discount Notes	4.244%	7/3/25	477,085	470,306
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	1,254,900	1,254,900
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	1,104,000	1,104,000
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	1,100,200	1,100,200
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	1,027,000	1,027,000
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	935,300	935,300
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	736,300	736,300
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	734,600	734,600
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	734,460	734,460
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	734,400	734,400
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	733,900	733,900
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	731,600	731,600
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	731,600	731,600
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	627,800	627,800
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	626,500	626,500
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	529,900	529,900
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	469,800	469,800
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	467,300	467,300
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	366,800	366,800
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	365,900	365,900
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	313,100	313,100
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	311,600	311,600
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	311,300	311,300
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	220,200	220,200
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	220,100	220,100
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	183,615	183,615
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	183,600	183,600
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	183,500	183,500
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	183,500	183,500

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	183,400	183,400
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	156,000	156,000
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/3/25	93,500	93,500
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/4/25	1,649,800	1,649,800
[3]	Federal Home Loan Banks, SOFR - 0.005%	4.355%	3/4/25	368,500	368,500
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	1,879,900	1,879,900
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	1,102,170	1,102,170
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	918,500	918,500
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	734,800	734,800
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	510,000	510,000
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	440,900	440,900
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	367,400	367,400
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	367,400	367,400
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	367,275	367,275
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	366,800	366,800
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	338,000	338,000
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	293,900	293,900
[3]	Federal Home Loan Banks, SOFR - 0.010%	4.350%	3/3/25	183,500	183,500
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	1,782,000	1,782,000
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	1,469,400	1,469,400
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	810,000	810,000
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	810,000	810,000
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	734,800	734,800
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	338,000	338,000
[3]	Federal Home Loan Banks, SOFR - 0.015%	4.345%	3/3/25	183,700	183,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/2/25	60,900	60,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	1,463,300	1,463,300
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	1,379,800	1,379,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	1,254,900	1,254,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	1,101,100	1,101,100
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	940,825	940,825
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	734,400	734,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	733,600	733,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	733,400	733,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	697,300	697,300
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	626,700	626,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	626,600	626,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	620,900	620,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	620,900	620,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	606,700	606,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	550,200	550,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	550,000	550,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	520,400	520,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	476,900	476,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	471,000	471,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	373,600	373,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	368,200	368,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	366,900	366,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	257,600	257,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	256,600	256,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	220,800	220,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	220,200	220,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	217,400	217,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	216,200	216,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	183,600	183,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	183,500	183,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	183,500	183,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	183,400	183,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	183,300	183,300
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	182,500	182,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	155,800	155,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	154,800	154,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	94,500	94,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	4.360%	3/3/25	93,500	93,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	1,259,500	1,259,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	923,300	923,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	733,900	733,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	733,500	733,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	627,580	627,580
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	623,600	623,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	550,300	550,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	469,000	469,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	467,300	467,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	466,200	466,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	465,600	465,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	465,400	465,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	465,300	465,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	403,900	403,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	377,100	377,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	366,900	366,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	365,000	365,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	313,700	313,700
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	310,300	310,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	310,200	310,200

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	294,900	294,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	248,100	248,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	218,100	218,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	155,300	155,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	155,300	155,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	154,280	154,280
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	152,400	152,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	146,300	146,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	4.365%	3/3/25	80,700	80,700
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/2/25	1,055,535	1,055,535
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/2/25	465,200	465,200
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	923,400	923,400
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	628,500	628,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	620,460	620,460
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	606,700	606,700
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	558,800	558,800
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	550,500	550,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	471,700	471,700
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	465,500	465,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	465,400	465,400
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	410,400	410,400
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	377,900	377,900
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	366,800	366,800
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	366,800	366,800
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	314,500	314,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	314,300	314,300
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	313,200	313,200
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	218,100	218,100
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	183,500	183,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	183,500	183,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	182,900	182,900
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/3/25	155,900	155,900
[3]	Federal Home Loan Banks, SOFR + 0.010%	4.370%	3/4/25	310,700	310,700
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	1,063,900	1,063,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	718,900	718,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	717,800	717,800
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	628,500	628,500
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	359,100	359,100
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	283,465	283,465
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	179,800	179,800
[3]	Federal Home Loan Banks, SOFR + 0.015%	4.375%	3/3/25	154,700	154,700
[3]	Federal Home Loan Banks, SOFR + 0.020%	4.380%	3/2/25	213,895	213,895
[3]	Federal Home Loan Banks, SOFR + 0.020%	4.380%	3/3/25	718,900	718,900
[3]	Federal Home Loan Banks, SOFR + 0.020%	4.380%	3/3/25	718,190	718,190
[3]	Federal Home Loan Banks, SOFR + 0.020%	4.380%	3/3/25	179,800	179,800
[3]	Federal Home Loan Banks, SOFR + 0.020%	4.380%	3/3/25	100,655	100,655
[3]	Federal Home Loan Banks, SOFR + 0.025%	4.385%	3/3/25	162,605	162,605
[3]	Federal Home Loan Banks, SOFR + 0.025%	4.385%	3/3/25	157,200	157,200
[3]	Federal Home Loan Banks, SOFR + 0.025%	4.385%	3/3/25	147,400	147,400
[3]	Federal Home Loan Banks, SOFR + 0.025%	4.385%	3/3/25	106,205	106,205
[3]	Federal Home Loan Banks, SOFR + 0.070%	4.430%	3/3/25	143,400	143,407
[3]	Federal Home Loan Banks, SOFR + 0.190%	4.550%	3/3/25	362,800	362,800
[3]	Federal Home Loan Banks, SOFR + 0.190%	4.550%	3/3/25	256,100	256,100
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	4.500%	3/1/25	107,179	107,179
[2]	Freddie Mac Discount Notes	4.343%	3/10/25	38	38
[2]	Freddie Mac Discount Notes	4.332%	3/12/25	55,665	55,592
[2]	Freddie Mac Discount Notes	3.977%–4.333%	3/21/25	364,734	363,876
[2]	Freddie Mac Discount Notes	4.245%	4/16/25	140,030	139,272
[2]	Freddie Mac Discount Notes	4.230%	4/17/25	39,000	38,785
Total U.S. Government Agency Debt (Cost $107,804,301)					107,804,301
U.S. Treasury Debt (36.1%)
	United States Treasury Bill	3.668%–3.973%	3/4/25	12,508,000	12,503,576
	United States Treasury Bill	4.770%	3/6/25	3,099,000	3,097,001
	United States Treasury Bill	4.143%–4.267%	3/13/25	6,612,000	6,602,567
	United States Treasury Bill	4.134%	3/20/25	3,381,000	3,373,416
	United States Treasury Bill	4.143%–4.366%	3/27/25	14,322,400	14,278,444
	United States Treasury Bill	3.973%	4/1/25	5,852,000	5,830,634
	United States Treasury Bill	3.973%–4.225%	4/8/25	4,959,000	4,936,548
	United States Treasury Bill	4.114%	4/10/25	3,395,309	3,379,350
	United States Treasury Bill	3.973%	4/15/25	3,400,000	3,381,980
	United States Treasury Bill	4.377%–4.379%	4/17/25	3,179,000	3,161,277
	United States Treasury Bill	4.131%	4/22/25	3,257,000	3,237,147
	United States Treasury Bill	4.227%	4/24/25	3,344,000	3,322,858
	United States Treasury Bill	3.968%–4.174%	4/29/25	13,392,000	13,300,932
	United States Treasury Bill	4.139%	5/6/25	1,764,045	1,750,478
	United States Treasury Bill	4.101%	5/13/25	5,010,000	4,967,433
	United States Treasury Bill	4.192%	5/15/25	6,790,000	6,730,234
	United States Treasury Bill	4.116%	5/27/25	3,347,000	3,312,987
	United States Treasury Bill	4.116%	6/10/25	1,700,000	1,679,944
	United States Treasury Bill	4.141%	6/17/25	3,400,000	3,356,854
	United States Treasury Bill	4.126%	6/24/25	2,067,293	2,039,458
	United States Treasury Bill	4.213%	7/3/25	2,796,734	2,756,901

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	4.267%	7/24/25	3,344,000	3,287,902
	United States Treasury Bill	4.324%	8/21/25	3,401,000	3,332,030
	United States Treasury Bill	4.259%	8/28/25	4,053,104	3,968,394
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	4.365%	3/4/25	304,950	304,841
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	4.390%	3/4/25	393,000	392,911
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	4.409%	3/4/25	137,278	137,269
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	4.410%	3/4/25	939,535	939,311
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	4.422%	3/4/25	2,731,013	2,730,133
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	4.485%	3/4/25	1,355,786	1,356,082
	United States Treasury Note/Bond	0.375%	4/30/25	183,066	181,867
	United States Treasury Note/Bond	2.875%	4/30/25	134,277	133,940
	United States Treasury Note/Bond	3.875%	4/30/25	596,201	595,666
Total U.S. Treasury Debt (Cost $124,360,365)					124,360,365
U.S. Treasury Repurchase Agreements (33.8%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 2/28/25, Repurchase Value $2,013,731,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–0.625%, 1/15/27–7/15/32, and U.S. Treasury Note/Bond 0.250%–4.875%, 5/31/25–2/15/32, with a value of $2,053,260,000)	4.360%	3/3/25	2,013,000	2,013,000
	Banco Santander SA (Dated 2/28/25, Repurchase Value $1,573,572,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 1/15/26–2/15/54, and U.S. Treasury Note/Bond 0.500%–4.875%, 5/15/25–11/15/51, with a value of $1,604,460,000)	4.360%	3/3/25	1,573,000	1,573,000
	Bank of Montreal (Dated 2/28/25, Repurchase Value $472,171,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.125%, 4/15/25–8/15/30, with a value of $481,440,000)	4.350%	3/3/25	472,000	472,000
	Bank of Montreal (Dated 2/28/25, Repurchase Value $188,067,000, collateralized by U.S. Treasury Bill 0.000%, 5/1/25–5/15/25, and U.S. Treasury Note/Bond 0.625%–4.750%, 3/31/26–11/15/53, with a value of $191,760,000)	4.300%	3/3/25	188,000	188,000
	Bank of Montreal (Dated 2/5/25, Repurchase Value $159,532,000, collateralized by U.S. Treasury Note/Bond 2.250%–4.750%, 11/15/43–8/15/53, with a value of $162,180,000)	4.305%	3/5/25	159,000	159,000
	Bank of Nova Scotia (Dated 2/28/25, Repurchase Value $1,573,572,000, collateralized by U.S. Treasury Bill 0.000%, 3/11/25–12/26/25, U.S. Treasury Inflation Indexed Note 0.125%–2.500%, 7/15/25–2/15/47, and U.S. Treasury Note/Bond 0.250%–6.625%, 3/31/25–2/15/54, with a value of $1,604,460,000)	4.360%	3/3/25	1,573,000	1,573,000
	Barclays Bank plc (Dated 2/28/25, Repurchase Value $1,254,456,000, collateralized by U.S. Treasury Bill 0.000%, 1/22/26, and U.S. Treasury Note/Bond 0.750%–5.375%, 11/30/25–2/15/55, with a value of $1,279,080,000)	4.360%	3/3/25	1,254,000	1,254,000
	Barclays Bank plc (Dated 1/30/25, Repurchase Value $1,241,222,000, collateralized by U.S. Treasury Bill 0.000%, 3/25/25–6/20/25, U.S. Treasury Floating Rate Note 4.424%–4.460%, 4/30/25–10/31/26, and U.S. Treasury Note/Bond 0.375%–4.875%, 4/30/25–5/15/54, with a value of $1,258,680,000)	4.300%	3/20/25	1,234,000	1,234,000
	BNP Paribas Securities Corp. (Dated 1/17/25, Repurchase Value $630,401,000, collateralized by U.S. Treasury Floating Rate Note 4.460%, 10/31/26, U.S. Treasury Inflation Indexed Note 0.125%–3.375%, 4/15/27–2/15/53, and U.S. Treasury Note/Bond 1.125%–4.375%, 10/31/26–2/15/49, with a value of $638,520,000)	4.290%	3/17/25	626,000	626,000
	BNP Paribas Securities Corp. (Dated 1/30/25, Repurchase Value $2,787,256,000, collateralized by U.S. Treasury Floating Rate Note 4.500%, 1/31/26, U.S. Treasury Inflation Indexed Note 0.125%–3.875%, 1/15/28–2/15/44, and U.S. Treasury Note/Bond 1.250%–4.375%, 3/31/28–8/15/54, with a value of $2,826,420,000)	4.310%	3/20/25	2,771,000	2,771,000
	BNP Paribas Securities Corp. (Dated 1/21/25, Repurchase Value $1,134,924,000, collateralized by U.S. Treasury Floating Rate Note 4.437%, 7/31/26, U.S. Treasury Inflation Indexed Note 1.875%, 7/15/34, and U.S. Treasury Note/Bond 4.125%–4.250%, 3/31/31–2/29/32, with a value of $1,149,540,000)	4.290%	3/21/25	1,127,000	1,127,000
	BNP Paribas Securities Corp. (Dated 1/23/25, Repurchase Value $1,134,070,000, collateralized by U.S. Treasury Note/Bond 2.375%–6.125%, 5/15/29–11/30/31, with a value of $1,148,520,000)	4.300%	3/24/25	1,126,000	1,126,000
	BNP Paribas Securities Corp. (Dated 2/10/25, Repurchase Value $320,251,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 10/15/26–2/15/54, and U.S. Treasury Note/Bond 1.125%–3.875%, 5/15/26–2/15/49, with a value of $324,360,000)	4.320%	4/10/25	318,000	318,000
	BNP Paribas Securities Corp. (Dated 2/19/25, Repurchase Value $255,859,000, collateralized by U.S. Treasury Floating Rate Note 4.460%, 10/31/26, U.S. Treasury Inflation Indexed Note 0.125%–3.375%, 4/15/29–2/15/53, and U.S. Treasury Note/Bond 1.500%–4.625%, 8/15/26–5/15/44, with a value of $259,080,000)	4.320%	4/21/25	254,000	254,000
	Canadian Imperial Bank of Commerce (Dated 2/5/25, Repurchase Value $955,191,000, collateralized by U.S. Treasury Bill 0.000%, 3/13/25–8/28/25, U.S. Treasury Inflation Indexed Note 0.125%–1.750%, 1/15/26–2/15/51, and U.S. Treasury Note/Bond 0.375%–4.750%, 3/15/25–5/15/54, with a value of $971,040,000)	4.310%	3/5/25	952,000	952,000
	Canadian Imperial Bank of Commerce (Dated 2/6/25, Repurchase Value $96,402,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–2.375%, 4/15/25–2/15/53, and U.S. Treasury Note/Bond 0.375%–5.000%, 10/31/25–5/15/54, with a value of $97,920,000)	4.310%	3/13/25	96,000	96,000
	Canadian Imperial Bank of Commerce (Dated 1/30/25, Repurchase Value $2,670,575,000, collateralized by U.S. Treasury Bill 0.000%, 3/13/25–8/28/25, U.S. Treasury Inflation Indexed Note 0.125%–2.375%, 1/15/26–2/15/54, and U.S. Treasury Note/Bond 0.250%–5.000%, 7/15/25–5/15/54, with a value of $2,708,100,000)	4.310%	3/20/25	2,655,000	2,655,000
	Canadian Imperial Bank of Commerce (Dated 2/28/25, Repurchase Value $336,849,000, collateralized by U.S. Treasury Bill 0.000%, 5/8/25, U.S. Treasury Inflation Indexed Note 0.125%–0.625%, 1/15/26–1/15/30, and U.S. Treasury Note/Bond 1.875%–4.625%, 4/30/27–5/15/54, with a value of $342,720,000)	4.330%	3/21/25	336,000	336,000
	Citigroup Global Markets Ltd. (Dated 2/26/25, Repurchase Value $6,285,287,000, collateralized by U.S. Treasury Inflation Indexed Note 0.500%–3.625%, 1/15/28–7/15/28, and U.S. Treasury Note/Bond 0.625%–4.250%, 12/15/27–6/30/28, with a value of $6,405,600,000)	4.330%	3/5/25	6,280,000	6,280,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Credit Agricole Corporate & Investment Bank SA (Dated 2/28/25, Repurchase Value $1,819,661,000, collateralized by U.S. Treasury Bill 0.000%, 6/3/25–1/22/26, U.S. Treasury Floating Rate Note 4.424%, 4/30/25, U.S. Treasury Inflation Indexed Note 0.125%–2.500%, 10/15/25–2/15/47, and U.S. Treasury Note/Bond 0.500%–6.500%, 3/31/25–2/15/55, with a value of $1,855,380,000)	4.360%	3/3/25	1,819,000	1,819,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/28/25, Repurchase Value $698,254,000, collateralized by U.S. Treasury Note/Bond 4.625%, 5/15/44–5/15/54, with a value of $711,960,000)	4.360%	3/3/25	698,000	698,000
Credit Agricole Corporate & Investment Bank SA (Dated 2/25/25, Repurchase Value $630,529,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.375%, 4/30/25–2/15/31, with a value of $642,600,000)	4.320%	3/4/25	630,000	630,000
Deutsche Bank AG (Dated 2/27/25, Repurchase Value $1,996,684,000, collateralized by U.S. Treasury Note/Bond 0.875%–4.625%, 6/30/26–11/15/33, with a value of $2,036,617,000)	4.340%	3/6/25	1,995,000	1,995,000
Deutsche Bank AG (Dated 2/28/25, Repurchase Value $941,794,000, collateralized by U.S. Treasury Note/Bond 3.500%–4.375%, 7/15/27–6/30/30, with a value of $960,630,000)	4.340%	3/7/25	941,000	941,000
Deutsche Bank AG (Dated 2/28/25, Repurchase Value $183,155,000, collateralized by U.S. Treasury Note/Bond 4.000%–4.375%, 11/15/42–8/15/43, with a value of $186,818,000)	4.350%	3/7/25	183,000	183,000
Federal Reserve Bank of New York (Dated 2/28/25, Repurchase Value $33,644,912,000, collateralized by U.S. Treasury Note/Bond 1.125%–4.500%, 5/15/25–11/15/40, with a value of $33,644,912,000)	4.250%	3/3/25	33,633,000	33,633,000
Fixed Income Clearing Corp. - Northern Trust (Dated 2/28/25, Repurchase Value $3,147,140,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.250%, 2/28/27–2/29/28, with a value of $3,208,920,000)	4.350%	3/3/25	3,146,000	3,146,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 2/28/25, Repurchase Value $12,588,572,000, collateralized by U.S. Treasury Note/Bond 2.375%–4.625%, 3/31/29–2/28/30, with a value of $12,898,600,000)	4.360%	3/3/25	12,584,000	12,584,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 2/28/25, Repurchase Value $9,441,429,000, collateralized by U.S. Treasury Bill 0.000%, 4/10/25, U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 2/15/40–2/15/53, and U.S. Treasury Note/Bond 0.375%–5.375%, 3/31/25–5/15/54, with a value of $9,626,760,000)	4.360%	3/3/25	9,438,000	9,438,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 2/28/25, Repurchase Value $3,147,127,000, collateralized by U.S. Treasury Inflation Indexed Note 0.625%, 2/15/43, and U.S. Treasury Note/Bond 1.250%–4.875%, 5/31/26–5/15/41, with a value of $3,208,920,000)	4.300%	3/3/25	3,146,000	3,146,000
Goldman Sachs & Co. (Dated 2/26/25, Repurchase Value $1,883,585,000, collateralized by U.S. Treasury Note/Bond 2.750%–4.625%, 7/31/27–2/15/55, with a value of $1,919,640,000)	4.330%	3/5/25	1,882,000	1,882,000
Goldman Sachs & Co. (Dated 2/28/25, Repurchase Value $1,260,065,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%, 2/15/52, and U.S. Treasury Note/Bond 2.750%–4.000%, 12/15/25–5/15/43, with a value of $1,284,180,000)	4.350%	3/7/25	1,259,000	1,259,000
HSBC Securities USA Inc. (Dated 2/28/25, Repurchase Value $724,263,000, collateralized by U.S. Treasury Inflation Indexed Note 0.500%–2.125%, 1/15/28–2/15/54, and U.S. Treasury Note/Bond 0.250%–6.750%, 5/31/25–2/15/54, with a value of $738,480,000)	4.360%	3/3/25	724,000	724,000
JP Morgan Securities, LLC (Dated 2/28/25, Repurchase Value $1,416,514,000, collateralized by U.S. Treasury Inflation Indexed Note 2.375%, 10/15/28, with a value of $1,444,320,000)	4.360%	3/3/25	1,416,000	1,416,000
JP Morgan Securities, LLC (Dated 2/28/25, Repurchase Value $1,259,453,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.750%, 5/15/30–2/15/45, with a value of $1,284,180,000)	4.320%	3/3/25	1,259,000	1,259,000
MUFG Securities Americas Inc. (Dated 2/28/25, Repurchase Value $63,023,000, collateralized by U.S. Treasury Note/Bond 1.250%–4.500%, 12/31/26–8/15/54, with a value of $64,260,000)	4.360%	3/3/25	63,000	63,000
Nomura Securities International Inc. (Dated 2/28/25, Repurchase Value $314,114,000, collateralized by U.S. Treasury Bill 0.000%, 4/29/25, U.S. Treasury Floating Rate Note 4.500%, 1/31/26, U.S. Treasury Inflation Indexed Note 0.125%–2.000%, 1/15/26–2/15/42, and U.S. Treasury Note/Bond 1.125%–5.000%, 10/31/26–8/15/43, with a value of $320,321,000)	4.360%	3/3/25	314,000	314,000
RBC Dominion Securities Inc. (Dated 2/28/25, Repurchase Value $139,051,000, collateralized by U.S. Treasury Inflation Indexed Note 0.375%–1.750%, 7/15/27–2/15/45, and U.S. Treasury Note/Bond 0.250%–4.125%, 10/31/25–8/15/33, with a value of $141,780,000)	4.360%	3/3/25	139,000	139,000
RBC Dominion Securities Inc. (Dated 1/30/25, Repurchase Value $620,611,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–2.125%, 1/15/26–2/15/54, and U.S. Treasury Note/Bond 0.500%–4.875%, 2/28/26–8/15/53, with a value of $629,340,000)	4.300%	3/20/25	617,000	617,000
Royal Bank of Canada (Dated 1/30/25, Repurchase Value $776,518,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–2.375%, 4/15/25–7/15/34, and U.S. Treasury Note/Bond 0.625%–5.000%, 10/31/25–7/31/29, with a value of $787,440,000)	4.300%	3/20/25	772,000	772,000
Royal Bank of Canada (Dated 2/6/25, Repurchase Value $2,882,360,000, collateralized by U.S. Treasury Floating Rate Note 4.380%–4.500%, 4/30/25–10/31/26, U.S. Treasury Inflation Indexed Note 0.125%–2.375%, 10/15/25–2/15/52, and U.S. Treasury Note/Bond 0.250%–5.000%, 3/15/25–2/15/35, with a value of $2,911,080,000)	4.310%	4/30/25	2,854,000	2,854,000
Royal Bank of Canada (Dated 2/5/25, Repurchase Value $1,281,762,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–2.375%, 10/15/25–2/15/51, and U.S. Treasury Note/Bond 0.500%–4.875%, 3/31/25–5/15/32, with a value of $1,294,380,000)	4.310%	4/30/25	1,269,000	1,269,000
Royal Bank of Canada (Dated 2/3/25, Repurchase Value $629,995,000, collateralized by U.S. Treasury Floating Rate Note 4.424%, 4/30/25, U.S. Treasury Inflation Indexed Note 0.125%–3.375%, 4/15/25–2/15/52, and U.S. Treasury Note/Bond 0.250%–4.625%, 3/15/25–11/30/31, with a value of $635,460,000)	4.300%	5/8/25	623,000	623,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
SMBC Nikko Securities America (Dated 2/28/25, Repurchase Value $943,342,000, collateralized by U.S. Treasury Bill 0.000%, 6/12/25–1/22/26, and U.S. Treasury Note/Bond 0.250%–4.625%, 10/31/25–8/15/54, with a value of $961,860,000)	4.355%	3/3/25	943,000	943,000
Societe Generale SA (Dated 2/25/25, Repurchase Value $630,529,000, collateralized by U.S. Treasury Note/Bond 4.125%–4.250%, 1/31/30–2/29/32, with a value of $642,600,000)	4.320%	3/4/25	630,000	630,000
Societe Generale SA (Dated 2/27/25, Repurchase Value $1,872,579,000, collateralized by U.S. Treasury Note/Bond 0.375%–4.375%, 11/30/25–1/31/32, with a value of $1,908,420,000)	4.340%	3/6/25	1,871,000	1,871,000
Societe Generale SA (Dated 2/28/25, Repurchase Value $629,531,000, collateralized by U.S. Treasury Note/Bond 4.250%, 1/31/30, with a value of $641,580,000)	4.340%	3/7/25	629,000	629,000
Standard Chartered Bank (Dated 2/28/25, Repurchase Value $1,887,686,000, collateralized by U.S. Treasury Bill 0.000%, 4/3/25–8/7/25, U.S. Treasury Inflation Indexed Note 0.125%–3.625%, 1/15/26–2/15/43, and U.S. Treasury Note/Bond 0.250%–5.000%, 5/15/25–2/15/55, with a value of $1,925,439,000)	4.360%	3/3/25	1,887,000	1,887,000
Sumitomo Mitsui Banking Corp. (Dated 2/28/25, Repurchase Value $3,776,372,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.750%, 3/31/25–2/15/54, with a value of $3,850,500,000)	4.360%	3/3/25	3,775,000	3,775,000
TD Securities (USA) LLC (Dated 2/28/25, Repurchase Value $314,114,000, collateralized by U.S. Treasury Note/Bond 4.625%, 2/15/55, with a value of $320,280,000)	4.370%	3/3/25	314,000	314,000
Total U.S. Treasury Repurchase Agreements (Cost $116,460,000)				116,460,000
Total Investments (101.2%) (Cost $348,624,666)				348,624,666
Other Assets and Liabilities—Net (-1.2%)				(4,300,539)
Net Assets (100%)				344,324,127
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $232,164,666)	232,164,666
Repurchase Agreements (Cost $116,460,000)	116,460,000
Total Investments in Securities	348,624,666
Investment in Vanguard	8,829
Receivables for Accrued Income	476,285
Receivables for Capital Shares Issued	606,208
Other Assets	10,500
Total Assets	349,726,488
Liabilities
Payables for Investment Securities Purchased	5,108,125
Payables for Capital Shares Redeemed	239,009
Payables for Distributions	41,853
Payables to Vanguard	13,374
Total Liabilities	5,402,361
Net Assets	344,324,127
At February 28, 2025, net assets consisted of:

Paid-in Capital	344,319,663
Total Distributable Earnings (Loss)	4,464
Net Assets	344,324,127

Net Assets
Applicable to 344,319,152,906 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	344,324,127
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest	7,566,905
Total Income	7,566,905
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,386
Management and Administrative	159,604
Marketing and Distribution	11,614
Custodian Fees	560
Shareholders’ Reports and Proxy Fees	4,311
Trustees’ Fees and Expenses	89
Other Expenses	8
Total Expenses	177,572
Net Investment Income	7,389,333
Realized Net Gain (Loss) on Investment Securities Sold	8,629
Net Increase (Decrease) in Net Assets Resulting from Operations	7,397,962

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,389,333	15,287,105
Realized Net Gain (Loss)	8,629	224
Net Increase (Decrease) in Net Assets Resulting from Operations	7,397,962	15,287,329
Distributions
Total Distributions	(7,393,192)	(15,287,168)
Capital Share Transactions (at $1.00 per share)
Issued	82,536,011	142,301,415
Issued in Lieu of Cash Distributions	7,082,294	14,599,718
Redeemed	(55,697,865)	(106,491,032)
Net Increase (Decrease) from Capital Share Transactions	33,920,440	50,410,101
Total Increase (Decrease)	33,925,210	50,410,262
Net Assets
Beginning of Period	310,398,917	259,988,655
End of Period	344,324,127	310,398,917

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0227	.0529	.0432	.0050	.0002	.010
Net Realized and Unrealized Gain (Loss) on Investments	.0001	—	(.0005)	(.0002)	—	—
Total from Investment Operations	.0228	.0529	.0427	.0048	.0002	.010
Distributions
Dividends from Net Investment Income	(.0228)	(.0529)	(.0427)	(.0048)	(.0002)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0228)	(.0529)	(.0427)	(.0048)	(.0002)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.30%	5.42%	4.36%	0.48%	0.02%	1.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$344,324	$310,399	$259,989	$216,541	$194,385	$197,525
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.11%[4]	0.11%[4]	0.09%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	4.58%	5.29%	4.32%	0.50%	0.02%	0.93%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for the years ended August 31, 2022 and 2021. For the six months ended February 28, 2025, and the years ended August 31, 2024, 2023, and 2020, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $8,829,000, representing less than 0.01% of the fund’s net assets and 3.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Federal Money Market Fund
At February 28, 2025, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	348,624,666
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $260,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
F.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
G.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Treasury Debt (111.3%)
	United States Treasury Bill	3.668%–4.281%	3/4/25	10,351,756	10,348,095
	United States Treasury Bill	4.134%–4.770%	3/6/25	4,801,372	4,798,494
	United States Treasury Bill	3.973%–4.306%	3/11/25	5,126,042	5,120,013
	United States Treasury Bill	4.044%–4.321%	3/13/25	237,807	237,469
	United States Treasury Bill	3.668%–4.315%	3/18/25	9,701,076	9,681,644
	United States Treasury Bill	4.134%–4.335%	3/20/25	555,435	554,191
	United States Treasury Bill	3.982%	3/25/25	8,628,000	8,603,554
	United States Treasury Bill	4.143%–4.353%	3/27/25	6,532,041	6,511,977
	United States Treasury Bill	3.655%–3.973%	4/1/25	12,207,000	12,166,141
	United States Treasury Bill	4.296%	4/3/25	800,000	796,909
	United States Treasury Bill	3.973%–4.339%	4/8/25	2,495,000	2,483,831
	United States Treasury Bill	4.114%–4.328%	4/10/25	5,164,040	5,139,769
	United States Treasury Bill	3.973%	4/15/25	5,000,000	4,973,500
	United States Treasury Bill	4.377%–4.379%	4/17/25	387,000	384,842
	United States Treasury Bill	3.968%–4.322%	4/22/25	10,838,063	10,771,770
	United States Treasury Bill	4.227%	4/24/25	865,000	859,531
	United States Treasury Bill	4.174%	4/29/25	857,000	851,059
	United States Treasury Bill	4.162%	5/1/25	705,000	699,989
	United States Treasury Bill	4.192%	5/15/25	3,812,000	3,778,446
	United States Treasury Bill	4.116%	5/27/25	865,000	856,210
	United States Treasury Bill	4.116%	6/10/25	5,500,000	5,435,114
	United States Treasury Bill	4.141%	6/17/25	877,000	865,871
	United States Treasury Bill	4.213%	7/3/25	671,756	662,189
	United States Treasury Bill	4.324%	8/21/25	642,000	628,980
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	4.365%	3/4/25	70,593	70,568
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	4.390%	3/4/25	101,000	100,977
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	4.409%	3/4/25	281,739	281,763
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	4.410%	3/4/25	237,402	237,347
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	4.422%	3/4/25	699,996	699,771
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	4.485%	3/4/25	325,091	325,167
	United States Treasury Note/Bond	0.375%	4/30/25	47,463	47,152
	United States Treasury Note/Bond	2.875%	4/30/25	34,791	34,704
	United States Treasury Note/Bond	3.875%	4/30/25	154,560	154,422
Total U.S. Treasury Debt (Cost $99,161,459)					99,161,459
Total Investments (111.3%) (Cost $99,161,459)					99,161,459
Other Assets and Liabilities—Net (-11.3%)					(10,094,594)
Net Assets (100%)					89,066,865
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $99,161,459)	99,161,459
Investment in Vanguard	2,280
Cash	3
Receivables for Accrued Income	8,542
Receivables for Capital Shares Issued	540,775
Other Assets	3,298
Total Assets	99,716,357
Liabilities
Payables for Investment Securities Purchased	10,350,793
Payables for Capital Shares Redeemed	236,404
Payables for Distributions	60,106
Payables to Vanguard	2,189
Total Liabilities	10,649,492
Net Assets	89,066,865
At February 28, 2025, net assets consisted of:

Paid-in Capital	89,066,365
Total Distributable Earnings (Loss)	500
Net Assets	89,066,865

Net Assets
Applicable to 89,063,324,011 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	89,066,865
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest	1,949,128
Total Income	1,949,128
Expenses
The Vanguard Group—Note B
Investment Advisory Services	357
Management and Administrative	31,931
Marketing and Distribution	2,991
Custodian Fees	179
Shareholders’ Reports and Proxy Fees	591
Trustees’ Fees and Expenses	23
Other Expenses	8
Total Expenses	36,080
Net Investment Income	1,913,048
Realized Net Gain (Loss) on Investment Securities Sold	717
Net Increase (Decrease) in Net Assets Resulting from Operations	1,913,765

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,913,048	3,663,097
Realized Net Gain (Loss)	717	243
Net Increase (Decrease) in Net Assets Resulting from Operations	1,913,765	3,663,340
Distributions
Total Distributions	(1,913,051)	(3,663,100)
Capital Share Transactions (at $1.00 per share)
Issued	41,416,777	74,134,563
Issued in Lieu of Cash Distributions	1,547,061	3,214,591
Redeemed	(33,833,940)	(55,750,833)
Net Increase (Decrease) from Capital Share Transactions	9,129,898	21,598,321
Total Increase (Decrease)	9,130,612	21,598,561
Net Assets
Beginning of Period	79,936,253	58,337,692
End of Period	89,066,865	79,936,253

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0228	.0530	.0437	.0045	.0003	.010
Net Realized and Unrealized Gain (Loss) on Investments	.0001	—	(.0015)	—	—	—
Total from Investment Operations	.0229	.0530	.0422	.0045	.0003	.010
Distributions
Dividends from Net Investment Income	(.0229)	(.0530)	(.0422)	(.0045)	(.0003)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0229)	(.0530)	(.0422)	(.0045)	(.0003)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.31%	5.43%	4.31%	0.45%	0.03%	1.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89,067	$79,936	$58,338	$34,355	$35,744	$38,547
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.09%[4]	0.09%[4]	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	4.60%	5.30%	4.37%	0.45%	0.03%	0.95%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for the years ended August 31, 2022 and 2021. For the six months ended February 28, 2025, and the years ended August 31, 2024, 2023, and 2020, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $2,280,000, representing less than 0.01% of the fund’s net assets and 0.91% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Treasury Money Market Fund
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	99,161,459
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $214,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
F.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
G.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q302 042025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Money Market Reserves (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	367,930,912,961	8,419,146,413	N/A	N/A
Mark Loughridge	367,279,970,081	9,070,089,294	N/A	N/A
Scott C. Malpass	367,402,206,062	8,947,853,312	N/A	N/A
John Murphy	369,241,791,257	7,108,268,117	N/A	N/A
Lubos Pastor	368,467,644,219	7,882,415,155	N/A	N/A
Rebecca Patterson	368,970,141,249	7,379,918,126	N/A	N/A
André F. Perold	368,257,746,365	8,092,313,009	N/A	N/A
Salim Ramji	368,544,612,940	7,805,446,434	N/A	N/A
Sarah Bloom Raskin	366,967,506,891	9,382,552,484	N/A	N/A
Grant Reid	368,663,046,416	7,687,012,958	N/A	N/A
David Thomas	368,298,426,030	8,051,633,344	N/A	N/A
Barbara Venneman	368,945,686,387	7,404,372,988	N/A	N/A
Peter F. Volanakis	367,208,237,334	9,141,822,040	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Cash Reserves Federal Money Market Fund and Federal Money Market Fund

The board of trustees of Vanguard Cash Reserves Federal Money Market Fund (formerly known as Vanguard Prime Money Market Fund) and Vanguard Federal Money Market Fund, and the board of trustees of Vanguard Treasury Money Market Fund have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.

Each board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

Each board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, each board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove each board’s decision.

Nature, extent, and quality of services

Each board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

Each board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The applicable board concluded that the performance was such that each advisory arrangement should continue.

Cost

Each board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

Each board concluded that its respective fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

Each board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

VANGUARD MONEY MARKET RESERVES

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 21, 2025

*By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.